Discontinued Operations (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income (loss) from discontinued operations, pre-tax	$ (3)	$ (151)	$ (19)
Income (loss) from discontinued operations, net of tax	6	(93)	(10)
Environmental matters [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income (loss) from discontinued operations, pre-tax	3	3	31
Income (loss) from discontinued operations, net of tax	2	2	20
Divestiture of the Entertainment Business [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income (loss) from discontinued operations, pre-tax	(6)	(147)	(43)
Income (loss) from discontinued operations, net of tax	(4)	(96)	(28)
Gain from divestiture of the business, pre-tax	33
Gain from divestiture of the business, net of tax	21
Spin-off of Teradata [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income (loss) from discontinued operations, pre-tax	0	0	0
Income (loss) from discontinued operations, net of tax	8	6	3
Closure of the EFT Canadian Business [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income (loss) from discontinued operations, pre-tax	0	(2)	0
Income (loss) from discontinued operations, net of tax	0	(1)	0
Divestiture of the Healthcare Business [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income (loss) from discontinued operations, pre-tax	0	(5)	(7)
Income (loss) from discontinued operations, net of tax	$ 0	$ (4)	$ (5)